INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished equipment	$ 334.7	$ 429.1
Replacement parts	144.9	168.3
Work-in-process	175.4	190.4
Raw materials and supplies	198.8	275.8
Inventories	853.8	1,063.6
Inventory reserves	$ 83.3	$ 76.8